Insider Trading Arrangements	12 Months Ended
Dec. 31, 2024
Trading Arrangements, by Individual
Rule 10b5-1 Arrangement Adopted	true
Messrs. G. Williams
Trading Arrangements, by Individual
Name	Messrs. G. Williams
Title	executives and directors
Rule 10b5-1 Arrangement Adopted	true
Peter Schneider
Trading Arrangements, by Individual
Name	Schneider
Title	executives and directors
Rule 10b5-1 Arrangement Adopted	true